Fair Value - Significant Unobservable Inputs Used for Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail)	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Mandatory Repurchase Obligation [Member]	Dec. 31, 2013 Minimum [Member] Professional Fees Liability Related to Certain Securitizations [Member]	Jun. 30, 2014 Minimum [Member] Mortgage-Backed Debt Related to Non-Residual Trusts [Member]	Dec. 31, 2013 Minimum [Member] Mortgage-Backed Debt Related to Non-Residual Trusts [Member]	Jun. 30, 2014 Minimum [Member] HMBS Related Obligations [Member]	Dec. 31, 2013 Minimum [Member] HMBS Related Obligations [Member]	Jun. 30, 2014 Minimum [Member] Interest Rate Lock Commitments [Member] Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2013 Minimum [Member] Interest Rate Lock Commitments [Member] Derivative Financial Instruments, Liabilities [Member]	Jun. 30, 2014 Minimum [Member] Loans Receivable [Member] Reverse Loans [Member]	Dec. 31, 2013 Minimum [Member] Loans Receivable [Member] Reverse Loans [Member]	Jun. 30, 2014 Minimum [Member] Loans Receivable [Member] Forward Loans in Non-Residual Trusts [Member]	Dec. 31, 2013 Minimum [Member] Loans Receivable [Member] Forward Loans in Non-Residual Trusts [Member]	Jun. 30, 2014 Minimum [Member] Loans Receivable [Member] Charged Off Loans [Member]	Jun. 30, 2014 Minimum [Member] Receivables Related to Non-Residual Trusts [Member]	Dec. 31, 2013 Minimum [Member] Receivables Related to Non-Residual Trusts [Member]	Jun. 30, 2014 Minimum [Member] Servicing Rights Carried at Fair Value [Member]	Dec. 31, 2013 Minimum [Member] Servicing Rights Carried at Fair Value [Member]	Jun. 30, 2014 Minimum [Member] Derivative Financial Instruments, Assets [Member] Interest Rate Lock Commitments [Member]	Dec. 31, 2013 Minimum [Member] Derivative Financial Instruments, Assets [Member] Interest Rate Lock Commitments [Member]	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Professional Fees Liability Related to Certain Securitizations [Member]	Jun. 30, 2014 Maximum [Member] Mortgage-Backed Debt Related to Non-Residual Trusts [Member]	Dec. 31, 2013 Maximum [Member] Mortgage-Backed Debt Related to Non-Residual Trusts [Member]	Jun. 30, 2014 Maximum [Member] HMBS Related Obligations [Member]	Dec. 31, 2013 Maximum [Member] HMBS Related Obligations [Member]	Jun. 30, 2014 Maximum [Member] Interest Rate Lock Commitments [Member] Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2013 Maximum [Member] Interest Rate Lock Commitments [Member] Derivative Financial Instruments, Liabilities [Member]	Jun. 30, 2014 Maximum [Member] Loans Receivable [Member] Reverse Loans [Member]	Dec. 31, 2013 Maximum [Member] Loans Receivable [Member] Reverse Loans [Member]	Jun. 30, 2014 Maximum [Member] Loans Receivable [Member] Forward Loans in Non-Residual Trusts [Member]	Dec. 31, 2013 Maximum [Member] Loans Receivable [Member] Forward Loans in Non-Residual Trusts [Member]	Jun. 30, 2014 Maximum [Member] Loans Receivable [Member] Charged Off Loans [Member]	Jun. 30, 2014 Maximum [Member] Receivables Related to Non-Residual Trusts [Member]	Dec. 31, 2013 Maximum [Member] Receivables Related to Non-Residual Trusts [Member]	Jun. 30, 2014 Maximum [Member] Servicing Rights Carried at Fair Value [Member]	Dec. 31, 2013 Maximum [Member] Servicing Rights Carried at Fair Value [Member]	Jun. 30, 2014 Maximum [Member] Derivative Financial Instruments, Assets [Member] Interest Rate Lock Commitments [Member]	Dec. 31, 2013 Maximum [Member] Derivative Financial Instruments, Assets [Member] Interest Rate Lock Commitments [Member]	Dec. 31, 2013 Weighted Average [Member] Mandatory Repurchase Obligation [Member]	Dec. 31, 2013 Weighted Average [Member] Professional Fees Liability Related to Certain Securitizations [Member]	Jun. 30, 2014 Weighted Average [Member] Mortgage-Backed Debt Related to Non-Residual Trusts [Member]	Dec. 31, 2013 Weighted Average [Member] Mortgage-Backed Debt Related to Non-Residual Trusts [Member]	Jun. 30, 2014 Weighted Average [Member] HMBS Related Obligations [Member]	Dec. 31, 2013 Weighted Average [Member] HMBS Related Obligations [Member]	Jun. 30, 2014 Weighted Average [Member] Interest Rate Lock Commitments [Member] Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2013 Weighted Average [Member] Interest Rate Lock Commitments [Member] Derivative Financial Instruments, Liabilities [Member]	Jun. 30, 2014 Weighted Average [Member] Loans Receivable [Member] Reverse Loans [Member]	Dec. 31, 2013 Weighted Average [Member] Loans Receivable [Member] Reverse Loans [Member]	Jun. 30, 2014 Weighted Average [Member] Loans Receivable [Member] Forward Loans in Non-Residual Trusts [Member]	Dec. 31, 2013 Weighted Average [Member] Loans Receivable [Member] Forward Loans in Non-Residual Trusts [Member]	Jun. 30, 2014 Weighted Average [Member] Loans Receivable [Member] Charged Off Loans [Member]	Jun. 30, 2014 Weighted Average [Member] Receivables Related to Non-Residual Trusts [Member]	Dec. 31, 2013 Weighted Average [Member] Receivables Related to Non-Residual Trusts [Member]	Jun. 30, 2014 Weighted Average [Member] Servicing Rights Carried at Fair Value [Member]	Dec. 31, 2013 Weighted Average [Member] Servicing Rights Carried at Fair Value [Member]	Jun. 30, 2014 Weighted Average [Member] Servicing Rights Carried at Fair Value [Member]	Dec. 31, 2013 Weighted Average [Member] Servicing Rights Carried at Fair Value [Member]	Jun. 30, 2014 Weighted Average [Member] Derivative Financial Instruments, Assets [Member] Interest Rate Lock Commitments [Member]	Dec. 31, 2013 Weighted Average [Member] Derivative Financial Instruments, Assets [Member] Interest Rate Lock Commitments [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Weighted-average remaining life in years										1 year 7 months 6 days	1 year 10 months 24 days			2 years 1 month 6 days	2 years						5 years 3 months 18 days	6 years											7 years 8 months 12 days	7 years 9 months 18 days			12 years 10 months 24 days	12 years 10 months 24 days						10 years 4 months 24 days	10 years 9 months 18 days							4 years 1 month 6 days	4 years 1 month 6 days			4 years 9 months 18 days	4 years 4 months 24 days								6 years 6 months	6 years 9 months 18 days
Fair Value Inputs, Collection Rate																		0.30%																							10.26%																			2.29%
Conditional repayment rate										10.86%	10.22%			12.95%	10.67%																		41.44%	38.67%			36.18%	36.61%														20.20%	20.31%			20.69%	20.70%
Discount rate										1.31%	1.38%			1.89%	1.79%			20.57%			8.44%	8.87%											3.24%	4.01%			4.13%	5.30%			41.18%			18.11%	18.11%							1.92%	2.36%			2.75%	2.98%			22.18%					9.59%	9.76%
Conditional prepayment rate						4.19%	1.93%	1.85%	1.93%							2.28%	2.20%		1.85%	1.93%	4.14%	3.85%								3.79%	3.16%	3.11%							3.90%	3.78%		3.16%	3.11%	11.06%	8.08%			4.19%	2.74%	2.54%	2.66%							2.91%	2.99%		2.54%	2.66%			8.05%	7.06%
Conditional default rate	0.59%	0.50%	0.59%	0.50%	0.50%	2.75%	1.98%	1.73%	1.98%							1.54%	1.81%		1.73%	1.98%	0.24%	0.50%			0.67%	2.00%	0.67%	2.00%	2.00%	4.57%	5.03%	3.85%							4.75%	3.60%		5.03%	3.85%	3.85%	3.74%			2.75%	3.20%	3.06%	3.16%							2.83%	2.90%		3.06%	3.16%	2.44%	2.90%	2.44%	2.90%
Loan funding probability												29.44%	46.50%										1.70%	11.99%											100.00%	100.00%										100.00%	100.00%							80.36%	82.67%												76.69%	78.23%
Loss severity						72.28%		72.04%	72.94%							74.84%	75.90%		72.04%	72.94%											91.28%	94.16%							94.01%	96.67%		91.28%	94.16%					72.28%		84.85%	85.25%							87.76%	88.09%		84.85%	85.25%
Fair value of servicing rights																							0.87	1.64																						9.49	5.60																				3.97	4.21
Fair value of servicing rights												1.96	1.89																						5.21	5.30																		4.19	4.52